Item 1: Report to Shareholders

Balanced Fund	June 30, 2006

The views and opinions in this report were current as of June 30, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

U.S. stocks generally rose in the first half of 2006, but sharp declines in May and June erased most of the market’s gains from the first four months of the year. Bonds were mixed, as interest rates increased across all maturities and the Federal Reserve lifted the federal funds target rate to 5.25%. Non-U.S. stock markets outperformed U.S. shares, as returns to U.S. investors were enhanced by a generally weaker dollar. The Balanced Fund's broad diversification and exposure to assets that held up better in this challenging period helped it outperform its benchmarks.

Your fund returned 2.58% in the first half of our fiscal year and 7.50% for the 12-month period ended June 30, 2006. As shown in the Performance Comparison table, the fund did better than its benchmarks in both periods. In the last six months, our exposure to high-yield bonds and international stocks—which outperformed investment-grade debt and U.S. equities, respectively—contributed to our performance advantage. In addition, our slight bias in the domestic equity portfolio toward large-cap value stocks, which fared much better than growth, helped our results.

MARKET ENVIRONMENT

The economy accelerated at the beginning of 2006, expanding at a robust annualized rate of 5.6% in the first quarter versus a sluggish 1.7% in the final quarter of 2005 following last year’s hurricane assault on the Gulf Coast. In the second quarter, however, growth showed signs of moderating. Consumer spending decelerated with rising interest rates and stubbornly high oil and gas prices. Also, gradually rising mortgage rates helped cool the housing market, and job growth softened. On the other hand, business investment has been strong, manufacturing activity seems healthy, and the unemployment rate dipped to a cyclical low of 4.6% in May and June.

Although inflation has been mostly contained, Federal Reserve officials have expressed concerns that the strong economy and rising commodity prices could push inflation higher. In recent weeks, Fed officials have increasingly noted that certain measures of inflation are at or above the upper end of their comfort zone. In response, the central bank—now led by Ben Bernanke following Alan Greenspan’s retirement at the end of January—raised the federal funds target rate in the last six months from 4.25% to 5.25%, a level not seen in five years. The central bank has now lifted the target rate 17 times since mid-2004.

Major U.S. stock indexes rose strongly through April amid hopes that the Federal Reserve would soon stop increasing short-term interest rates. However, investor sentiment deteriorated rapidly starting in mid-May on concerns that rising inflation would force the central bank to raise rates more than investors had expected, which, in turn, could crimp economic and corporate profit growth.

Small-cap shares surpassed their larger peers in the first half, though they surrendered a significant part of their performance advantage during the May-June sell-off. The small-cap Russell 2000 Index returned 8.21% versus 2.70% for the S&P 500 Index. As measured by various Russell indexes, value stocks did better than growth across all market capitalizations, particularly among large-cap companies. In the large-cap universe, energy and telecommunication services stocks produced strong gains amid high oil prices and industry consolidation, respectively. Industrials and business services and materials stocks also did well, buoyed by the strong economy. Most other sectors generated milder gains, but the information technology and health care sectors declined, as investors lost their appetite for risk and shunned these traditional growth sectors in recent months.

In the fixed-income market, money market yields rose in tandem with the fed funds rate; longer-term interest rates rose to a lesser extent. As a result, the yield difference across the maturity spectrum narrowed—also known as a flattening of the Treasury yield curve. Investment-grade corporate and Treasury bonds declined, particularly long-term issues, but asset- and mortgage-backed securities were mostly flat. High-yield bonds outperformed investment-grade securities with moderate gains. The Lehman Brothers U.S. Aggregate Index, which measures the performance of domestic investment-grade taxable bonds, returned -0.72% in the last six months.

Non-U.S. stock markets outperformed the domestic equity market, helped by a weaker U.S. currency. Among developed markets, European equities produced strong gains, but Japanese shares rose slightly in dollar terms. Emerging markets, which had soared in the first four months of the year, fell dramatically from mid-May to mid-June and finished the period with relatively modest gains. The MSCI EAFE Index, which measures the performance of equities in Europe, Australasia, and the Far East, returned 10.50%.

ASSET ALLOCATION STRATEGY

Our asset allocations changed very little in the first half of 2006. The fund’s overall stock exposure as of June 30 was 64% of assets, an overweighting relative to the neutral 60% stock weighting in the combined index portfolio. U.S. and international stocks represented 50% and 14%, respectively. Fixed-income securities accounted for the remainder of fund assets, with corporate bonds representing 16% and Treasury and agency bonds 15%. Mortgage-backed securities remained at 3%.

PORTFOLIO REVIEW

Domestic Stocks

Within the domestic equity portfolio, energy, industrials and business services, and materials were some of the sectors that contributed the most to our performance, while information technology and health care were the primary laggards. We have a slight bias toward value stocks, which helped our performance in the last six months.

Despite a sharp correction from mid-May to mid-June, the energy sector produced strong gains in the last six months, as oil prices vaulted from roughly $61 to $74 per barrel. Integrated oil majors did best, led by ExxonMobil, but energy equipment and services companies also did very well. FMC Technologies, a supplier of systems and services for crude oil exploration and production, was exceptional, surging 57% due to excellent earnings. (Please refer to the fund's portfolio of investments for a complete listing of the fund's holdings and the amount each represents in the portfolio.)

Industrials and business services stocks, many of which are cyclical in nature, forged ahead, buoyed by the strong economy. Machinery stocks Deere, Danaher, and Caterpillar were some of our top performers in the entire portfolio, thanks to generally brisk construction spending as well as favorable earnings. Aerospace and defense stocks continued their ascent, led by Boeing amid strong demand for its airplanes. Industrial conglomerate GE was one of our weakest equity holdings due to unexciting financial results, but we maintained our position because we believe the company is well positioned to prosper in an environment of slower economic growth.

Materials stocks performed well in the first half of the year, driven primarily by metals and mining companies, which were fired up by the highest precious metals prices in a generation. Canadian company Inco, the world’s largest producer of nickel, was our top contributor to performance in the domestic equity portfolio. Shares jumped more than 50% thanks to rising nickel and copper prices and a late-June takeover offer from Phelps Dodge. Steel company Nucor also did extremely well, surging 65% amid global demand, rising earnings, product line diversification, and higher profit margins.

Information technology stocks detracted the most from the domestic equity portfolio’s performance. Semiconductor companies fared worst, led by chip giant Intel, which declined more than 23% amid disappointing revenues and increasing competition from Advanced Micro Devices. Most remaining underlying tech segments declined, though communications equipment companies held up best, primarily because bellwether Cisco Systems did well. We added Juniper Networks to the portfolio in late June because the risk/reward trade-off became very compelling.

Health care stocks were dragged lower by weakness among managed care companies, particularly UnitedHealth Group, whose options-granting practices are being investigated by securities regulators. Equipment and supply companies also struggled because of concerns about future business prospects as well as some product recalls and antitrust investigations by the Department of Justice. Our pharmaceutical stocks collectively produced gains, as strength in Merck, GlaxoSmithKline, and Abbott Laboratories more than offset weakness among others, such as Schering-Plough and Wyeth.

International Stocks

The fund’s international holdings performed better than the market as measured by the MSCI EAFE Index due to stock selection, especially in the materials, financials, energy, and telecommunication services sectors. Our underweight in the strong utilities sector hurt results. On a geographic basis, our lighter exposure to the weaker Japanese market aided results relative to the MSCI benchmark, as did our good stock selection there. Our holdings in Europe also performed well, particularly in Sweden, Spain, and Italy.

Financials were among the top absolute contributors to the international portfolio’s performance, led by Banca Italease, whose lease financing to small and medium-sized businesses in Italy is gaining penetration. Also in Italy, Toro Assicurazioni shares rose sharply when this property and casualty insurer was bought by Assicurazioni Generali. Several of our positions in large commercial banks also performed well.

Spanish construction firm Acciona was a key contributor, aided by its growing wind energy business and by its construction division’s exposure to Spain’s fast-growing economy. Norway’s Statoil ASA, Brazil’s Petroleo Brasileiro (Petrobras), mining company Anglo American (U.K.), and steel producers SSAB (Sweden) and Corus Group (U.K.) benefited from strong demand and firm prices.

Although our underweight of the lagging information technology sector helped relative results, the sector provided the international portfolio’s weakest absolute returns. Finnish-based IT services company TietoEnator, Dutch navigational device maker TomTom, and Japanese electronics company TDK all declined. We eliminated TietoEnator on a weakening sales outlook. Japanese consumer finance company Aiful also weighed on results.

Domestic Bonds

The fund's bond portfolio produced lackluster returns as interest rates rose in the last six months, which is mostly consistent with the performance of the broad investment-grade bond market. Bonds lagged stocks, so underweighting bonds relative to the combined index portfolio benchmark helped our relative results. Our exposure to high-yield bonds, primarily through the T. Rowe Price Institutional High Yield Fund, contributed to our performance advantage because lower-quality securities held up better than investment-grade issues.

As shown in the table, changes to the bond portfolio were relatively small. The bond portfolio’s duration (a measure of interest rate sensitivity) and weighted average maturity eased a bit, which means the portfolio is slightly less sensitive to interest rate fluctuations. Regarding credit quality diversification, we shifted a small portion of assets from U.S. government and AAA rated securities into lower-quality issues. Lower-grade bonds offer a yield advantage and are likely to hold up better than higher-quality issues if interest rates continue to rise.

OUTLOOK

The global equity market environment is perhaps more uncertain than it has been since the beginning of the current bull market about three-and-a-half years ago. Geopolitical concerns, the possibility of additional rate increases from the Fed and other central banks, inflation worries, and signs of slower U.S. economic growth are some of the factors weighing on the market. On the other hand, healthy corporate balance sheets, earnings, and business spending should be supportive. Bonds could face additional pressure from rising inflation and interest rates, though global tensions in several regions and the maturing of the business cycle should increase the appeal of relatively stable fixed-income securities.

As the tug of war between bullish and bearish forces plays itself out, some assets will inevitably do better than others—which underscores the value of having a broadly diversified portfolio, particularly during periods of uncertainty and volatility. We remain committed to investing broadly in U.S and international equities and domestic bonds in an attempt to provide attractive long-term returns with greater stability than an all-stock portfolio. As always, we appreciate your confidence in our investment management abilities.

Respectfully submitted,

Richard T. Whitney
Co-chairman of the fund’s Investment Advisory Committee

Edmund M. Notzon III
Co-chairman of the fund’s Investment Advisory Committee

July 25, 2006

The committee chairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN STOCKS

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; currency fluctuations; and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded, or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

GLOSSARY

Duration: The average time (expressed in years) needed for an investor to receive the present value of the future cash flows on a fixed-income investment. It is used to measure a bond or bond fund’s sensitivity to interest rate changes. For example, a fund with a five-year duration would fall about 5% in price in response to a one-percentage-point increase in interest rates, and vice versa.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Lehman Brothers U.S. Aggregate Index: A widely used benchmark for the domestic investment-grade bond market. The index typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity.

Lipper indexes: Consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Merrill Lynch-Wilshire Capital Market Index: A market capitalization-weighted index including the Wilshire 5000 and Merrill Lynch, High Yield II, and Domestic Master Indexes.

MSCI EAFE Index: Widely accepted as the benchmark for international stock performance (EAFE refers to Europe, Australasia, and the Far East). The index represents the major markets of the world excluding the U.S. and Canada, is listed in local currency, and includes reinvestment of dividends.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights

For a share outstanding throughout each period

| | 6 Months Ended 6/30/06** | Year Ended 12/31/05** | 12/31/04 | 12/31/03 | 12/31/02 | 12/31/01 |
|---|---|---|---|---|---|---|
| **NET ASSET VALUE** | | | | | | |
| Beginning of period | $ 19.77 | $ 19.70 | $ 18.41 | $ 15.51 | $ 17.49 | $ 19.17 |
| Investment activities | | | | | | |
| Net investment income | 0.27‡ | 0.49‡ | 0.46‡ | 0.41‡ | 0.47 | 0.51 |
| Net realized and unrealized gain (loss) | 0.24 | 0.57 | 1.41 | 2.91 | (1.95) | (1.29) |
| Total from investment activities | 0.51 | 1.06 | 1.87 | 3.32 | (1.48) | (0.78) |
| Distributions | | | | | | |
| Net investment income | (0.26) | (0.49) | (0.46) | (0.42) | (0.47) | (0.52) |
| Net realized gain | (0.26) | (0.50) | (0.12) | – | (0.03) | (0.38) |
| Total distributions | (0.52) | (0.99) | (0.58) | (0.42) | (0.50) | (0.90) |
| **NET ASSET VALUE** | | | | | | |
| **End of period** | $ 19.76 | $ 19.77 | $ 19.70 | $ 18.41 | $ 15.51 | $ 17.49 |

**Ratios/Supplemental Data**

| | 6 Months Ended 6/30/06** | Year Ended 12/31/05** | 12/31/04 | 12/31/03 | 12/31/02 | 12/31/01 |
|---|---|---|---|---|---|---|
| Total return^ | 2.58%‡ | 5.52%‡ | 10.32%‡ | 21.71%‡ | (8.54)% | (3.98)% |
| Ratio of total expenses to average net assets | 0.67%‡† | 0.69%‡ | 0.71%‡ | 0.78%‡ | 0.79% | 0.83% |
| Ratio of net investment income to average net assets | 2.67%‡† | 2.49%‡ | 2.49%‡+ | 2.50%‡ | 2.88% | 2.84% |
| Portfolio turnover rate | 26.9%† | 27.3% | 22.9% | 38.4% | 49.1% | 36.0% |
| Net assets, end of period (in millions) | $ 2,607 | $ 2,494 | $ 2,325 | $ 2,048 | $ 1,582 | $ 1,791 |

** Per share amounts calculated using average shares outstanding method.

‡ See Note 4. Excludes expenses permanently waived of 0.01%, 0.02%, 0.04%, and 0.02% of average net assets for the periods ended 6/30/06, 12/31/05, 12/31/04, and 12/31/03, respectively, related to investments in T. Rowe Price mutual funds.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

\+ Includes the effect of a one-time special dividend (0.14% of average net assets) that is not expected to recur.

† Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

# Portfolio of Investments †

(Cost and value in $ 000s)

| | Shares/$ Par | Value |
|---|---|---|
| **COMMON STOCKS 64.7%** | | |
| **CONSUMER DISCRETIONARY 6.8%** | | |
| **Auto Components 0.2%** | | |
| Autoliv GDR (SEK) | 71,100 | 3,991 |
| GKN (GBP) | 222,107 | 1,121 |
| Toyoda Gosei (JPY) (1) | 67,500 | 1,353 |
| | | 6,465 |
| **Automobiles 0.6%** | | |
| Bayerische Motoren Werke (EUR) (1) | 58,492 | 2,920 |
| GM (1) | 133,781 | 3,985 |
| Honda (JPY) | 50,000 | 1,585 |
| Honda ADR | 42,000 | 1,337 |
| Toyota Motor (JPY) | 117,800 | 6,162 |
| | | 15,989 |
| **Distributors 0.2%** | | |
| Genuine Parts | 83,858 | 3,494 |
| Pacific Brands (AUD) | 357,848 | 571 |
| | | 4,065 |
| **Hotels, Restaurants & Leisure 0.6%** | | |
| Carnival | 147,883 | 6,173 |
| Hilton | 102,318 | 2,893 |
| McDonald's | 159,803 | 5,369 |
| Starbucks (2) | 40,300 | 1,522 |
| | | 15,957 |
| **Household Durables 0.4%** | | |
| Fortune Brands | 40,920 | 2,906 |
| Goldcrest Company (JPY) (1) | 24,220 | 1,186 |
| Persimmon (GBP) | 60,838 | 1,388 |
| Philips Electronics (EUR) | 39,211 | 1,224 |
| Sony (JPY) | 84,600 | 3,731 |
| | | 10,435 |

| | | |
|---|---|---|
| **Leisure Equipment & Products 0.1%** | | |
| Hasbro | 81,811 | 1,482 |
| Nikon (JPY) (1) | 118,000 | 2,059 |
| | | 3,541 |
| **Media 2.7%** | | |
| Aegis Group (GBP) | 1,117,781 | 2,692 |
| CBS, Class A | 4,075 | 110 |
| Clear Channel Communications | 102,312 | 3,167 |
| Comcast, Class A (2) | 350,764 | 11,484 |
| Discovery Holdings, Series A (1)(2) | 20,000 | 293 |
| Disney | 370,981 | 11,129 |
| EchoStar Communications, Class A (1)(2) | 96,300 | 2,967 |
| Gannett | 28,235 | 1,579 |
| Liberty Media Capital, Class A (2) | 26,495 | 2,219 |
| Liberty Media Interactive, Class A (2) | 132,475 | 2,287 |
| Live Nation (2) | 12,789 | 260 |
| McGraw-Hill | 146,922 | 7,380 |
| Omnicom | 42,022 | 3,744 |
| Publicis (EUR) (1) | 115,100 | 4,442 |
| Time Warner | 296,156 | 5,124 |
| Tribune | 40,951 | 1,328 |
| Viacom, Class A (2) | 4,075 | 146 |
| Viacom, Class B (2) | 155,278 | 5,565 |
| WPP Group (GBP) | 202,371 | 2,449 |
| WPP Group ADR | 18,400 | 1,109 |
| | | 69,474 |
| **Multiline Retail 0.8%** | | |
| Kohl's (2) | 50,000 | 2,956 |
| Lotte Shopping GDR (2)(3) | 52,400 | 1,004 |
| Marui (JPY) (1) | 54,100 | 842 |
| Target | 330,590 | 16,156 |
| | | 20,958 |

| | | |
|---|---|---|
| **Specialty Retail 1.0%** | | |
| CarMax (1)(2) | 55,192 | 1,957 |
| Esprit Holdings (HKD) | 225,500 | 1,844 |
| GAP | 212,030 | 3,689 |
| Home Depot | 318,128 | 11,386 |
| RadioShack (1) | 81,824 | 1,145 |
| Staples | 81,577 | 1,984 |
| TJX | 148,078 | 3,385 |
| | | 25,390 |
| **Textiles, Apparel, & Luxury Goods 0.2%** | | |
| Adidas (EUR) | 45,940 | 2,194 |
| Nike, Class B | 21,200 | 1,717 |
| | | 3,911 |
| Total Consumer Discretionary | | 176,185 |
| **CONSUMER STAPLES 5.7%** | | |
| **Beverages 1.4%** | | |
| Anheuser-Busch | 100,360 | 4,575 |
| Cia Cervecerias Unidas ADR | 35,400 | 782 |
| Coca-Cola | 234,560 | 10,091 |
| Diageo (GBP) | 214,438 | 3,606 |
| Kirin Brewery (JPY) (1) | 190,000 | 2,985 |
| PepsiCo | 178,379 | 10,710 |
| Pernod-Ricard (EUR) (1) | 22,999 | 4,555 |
| | | 37,304 |
| **Food & Staples Retailing 2.0%** | | |
| Coles Myer (AUD) (1) | 274,299 | 2,313 |
| Costco Wholesale | 121,864 | 6,962 |
| CVS | 102,278 | 3,140 |
| Kesko (EUR) | 63,200 | 2,421 |
| Kroger | 228,024 | 4,985 |
| Organizacion Soriana, Series B (MXN) (1) | 153,000 | 571 |

| | | |
|---|---|---|
| Sysco | 128,867 | 3,938 |
| Tesco (GBP) | 464,710 | 2,869 |
| Wal-Mart | 370,775 | 17,860 |
| Wal-Mart de Mexico, Series V (MXN) | 424,500 | 1,192 |
| Walgreen | 106,038 | 4,755 |
| | | 51,006 |
| **Food Products 0.6%** | | |
| Ajinomoto (JPY) | 116,000 | 1,284 |
| Campbell Soup | 82,850 | 3,075 |
| General Mills | 74,159 | 3,831 |
| Goodman Fielder (AUD) (2) | 349,700 | 555 |
| Nestle (CHF) (1) | 17,921 | 5,618 |
| RHM (GBP) | 239,944 | 1,268 |
| Unilever (GBP) | 58,139 | 1,307 |
| | | 16,938 |
| **Household Products 1.2%** | | |
| Colgate-Palmolive | 68,822 | 4,123 |
| Kimberly-Clark | 77,105 | 4,757 |
| Procter & Gamble | 386,941 | 21,514 |
| | | 30,394 |
| **Tobacco 0.5%** | | |
| Altria Group | 164,495 | 12,079 |
| | | 12,079 |
| Total Consumer Staples | | 147,721 |
| **ENERGY 6.7%** | | |
| **Energy Equipment & Services 1.6%** | | |
| Baker Hughes | 81,906 | 6,704 |
| BJ Services | 201,460 | 7,506 |
| FMC Technologies (2) | 73,947 | 4,988 |
| Grant Prideco (2) | 56,100 | 2,511 |
| Halliburton | 57,122 | 4,239 |

| | | |
|---|---|---|
| Saipem (EUR) | 114,533 | 2,604 |
| Schlumberger | 210,046 | 13,676 |
| Transocean (2) | 2 | 0 |
| | | 42,228 |

**Oil, Gas & Consumable Fuels 5.1%**

| | | |
|---|---|---|
| BP (GBP) | 352,490 | 4,109 |
| BP ADR | 234,364 | 16,314 |
| Chevron | 227,489 | 14,118 |
| China Shenhua Energy (HKD) | 710,500 | 1,304 |
| ConocoPhillips | 102,358 | 6,708 |
| Eni S.p.A. (EUR) | 120,187 | 3,537 |
| Eni S.p.A. ADR (1) | 30,150 | 1,771 |
| ExxonMobil | 701,353 | 43,028 |
| Murphy Oil | 204,660 | 11,432 |
| Nippon Mining (JPY) | 108,000 | 908 |
| Nippon Oil (JPY) | 122,000 | 891 |
| Oil Search (AUD) (1) | 592,577 | 1,803 |
| Petroleo Brasileiro ADR | 44,300 | 3,537 |
| Royal Dutch Shell, B shares (GBP) | 43,248 | 1,512 |
| Royal Dutch Shell ADR, A shares | 30,701 | 2,056 |
| Royal Dutch Shell ADR, B shares (1) | 71,377 | 4,987 |
| Statoil ASA (NOK) (1) | 372,615 | 10,563 |
| Total (EUR) | 78,008 | 5,129 |
| | | 133,707 |
| Total Energy | | 175,935 |

**FINANCIALS 14.4%**

**Capital Markets 2.6%**

| | | |
|---|---|---|
| Ameriprise Financial | 36,006 | 1,608 |
| Close Brothers Group (GBP) | 62,334 | 1,050 |
| Franklin Resources | 100,238 | 8,702 |
| Goldman Sachs | 80,495 | 12,109 |
| Lehman Brothers | 102,286 | 6,664 |

| | | |
|---|---|---|
| Macquarie Bank (AUD) | 47,206 | 2,418 |
| Mellon Financial | 176,543 | 6,078 |
| Morgan Stanley | 209,247 | 13,227 |
| State Street | 200,485 | 11,646 |
| UBS (CHF) | 46,575 | 5,095 |
| | | 68,597 |

**Commercial Banks 4.1%**

| | | |
|---|---|---|
| Allied Irish Banks (EUR) | 87,274 | 2,092 |
| Australia & New Zealand Banking (AUD) | 132,948 | 2,624 |
| Australia & New Zealand Banking ADR (1) | 20,200 | 2,004 |
| Banco Santander Central Hispano (EUR) | 355,680 | 5,190 |
| Barclays (GBP) | 377,241 | 4,286 |
| Barclays ADR (1) | 6,500 | 298 |
| BNP Paribas (EUR) | 64,786 | 6,197 |
| DBS Group (SGD) | 260,000 | 2,972 |
| Fifth Third Bancorp | 96,800 | 3,577 |
| Grupo Financiero Banorte (MXN) | 1,309,288 | 3,051 |
| HBOS (GBP) | 140,104 | 2,435 |
| KBC (EUR) | 18,966 | 2,033 |
| Mitsubishi UFJ Financial (JPY) | 452 | 6,316 |
| National Bank of Greece (EUR) | 31,370 | 1,238 |
| Nordea (SEK) | 368,319 | 4,390 |
| Resona Holdings (JPY) | 585 | 1,844 |
| Royal Bank of Scotland (GBP) | 261,432 | 8,593 |
| Societe Generale (EUR) (1) | 13,098 | 1,925 |
| Sumitomo Trust & Banking (JPY) | 427,000 | 4,661 |
| Svenska Handelsbanken, Series A (SEK) | 138,434 | 3,559 |
| The Bank of Yokohama (JPY) | 336,000 | 2,597 |
| U.S. Bancorp | 491,457 | 15,176 |
| UniCredito Italiano (EUR) | 507,949 | 3,972 |
| Wachovia | 230,724 | 12,478 |
| Westpac Bank (AUD) | 186,441 | 3,222 |
| | | 106,730 |

| | | |
|---|---|---|
| **Consumer Finance 0.4%** | | |
| American Express | 180,031 | 9,581 |
| SLM Corporation | 35,200 | 1,863 |
| | | 11,444 |
| **Diversified Financial Services 3.1%** | | |
| Babcock & Brown (AUD) | 157,209 | 2,531 |
| Bank of America | 515,699 | 24,805 |
| Citigroup | 736,283 | 35,518 |
| Fortis (EUR) | 86,231 | 2,939 |
| ING Groep GDS (EUR) | 73,579 | 2,889 |
| JPMorgan Chase | 300,611 | 12,626 |
| | | 81,308 |
| **Insurance 2.8%** | | |
| Aegon (EUR) | 132,095 | 2,257 |
| American International Group | 384,380 | 22,698 |
| Aviva (GBP) | 158,445 | 2,242 |
| AXA (EUR) | 105,996 | 3,476 |
| CNP Assurances (EUR) | 29,686 | 2,820 |
| Friends Provident (GBP) | 711,267 | 2,350 |
| Genworth Financial, Class A | 124,954 | 4,353 |
| Insurance Australia (AUD) (1) | 447,238 | 1,776 |
| Marsh & McLennan | 114,084 | 3,068 |
| Mitsui Sumitomo Insurance (JPY) | 194,000 | 2,435 |
| Prudential Financial | 65,449 | 5,085 |
| QBE Insurance (AUD) | 176,594 | 2,687 |
| St. Paul Travelers Companies | 251,126 | 11,195 |
| Swiss Life Holding (CHF) (2) | 9,954 | 2,328 |
| UnumProvident (1) | 150,000 | 2,720 |
| | | 71,490 |
| **Real Estate Investment Trusts (REITs) 0.6%** | | |
| Equity Office Properties, REIT | 163,686 | 5,976 |
| GPT Group, Equity Units (AUD) (1) | 240,322 | 774 |

| | | |
|---|---|---|
| Mirvac Group (AUD) (1) | 155,043 | 501 |
| ProLogis, REIT | 180,450 | 9,405 |
| | | 16,656 |
| **Real Estate Management & Development 0.1%** | | |
| China Overseas Land & Investment (HKD) | 3,376,000 | 2,054 |
| | | 2,054 |
| **Thrifts & Mortgage Finance 0.7%** | | |
| Bradford Bingley (GBP) | 258,306 | 2,219 |
| Countrywide Credit | 159,359 | 6,068 |
| Fannie Mae | 88,886 | 4,276 |
| Freddie Mac | 55,444 | 3,161 |
| Hypo Real Estate Holding (EUR) | 27,796 | 1,687 |
| Radian | 30 | 2 |
| | | 17,413 |
| Total Financials | | 375,692 |
| **HEALTH CARE 6.8%** | | |
| **Biotechnology 0.5%** | | |
| Amgen (2) | 133,981 | 8,740 |
| CSL Limited (AUD) | 29,184 | 1,164 |
| Gilead Sciences (2) | 50,000 | 2,958 |
| | | 12,862 |
| **Health Care Equipment & Supplies 0.7%** | | |
| Baxter International | 114,047 | 4,193 |
| Becton, Dickinson | 61,382 | 3,752 |
| Boston Scientific (2) | 274,535 | 4,623 |
| Medtronic | 143,566 | 6,736 |
| | | 19,304 |
| **Health Care Providers & Services 1.6%** | | |
| Aetna | 137,082 | 5,474 |
| Alliance UniChem (GBP) | 54,590 | 1,032 |

| | | |
|---|---|---|
| Cardinal Health | 99,073 | 6,373 |
| Celesio (EUR) | 17,937 | 1,629 |
| CIGNA | 30,000 | 2,955 |
| Health Management | 83,114 | 1,638 |
| Medco (2) | 59,990 | 3,436 |
| UnitedHealth Group | 402,178 | 18,010 |
| | | 40,547 |
| **Pharmaceuticals 4.0%** | | |
| Abbott Laboratories | 144,928 | 6,320 |
| Bristol Myers Squibb | 158,281 | 4,093 |
| Eisai (JPY) (1) | 35,500 | 1,597 |
| Eli Lilly | 102,292 | 5,654 |
| Forest Laboratories (2) | 51,118 | 1,978 |
| GlaxoSmithKline (GBP) | 64,784 | 1,810 |
| GlaxoSmithKline ADR (1) | 262,979 | 14,674 |
| Johnson & Johnson | 259,492 | 15,549 |
| Kobayashi Pharmaceutical (JPY) | 45,800 | 1,872 |
| Merck | 200,536 | 7,305 |
| Novartis (CHF) | 113,093 | 6,112 |
| Pfizer | 600,261 | 14,088 |
| Sanofi-Aventis (EUR) (1) | 79,317 | 7,733 |
| Schering-Plough | 204,560 | 3,893 |
| Takeda Chemical Industries (JPY) | 47,500 | 2,954 |
| Wyeth | 215,658 | 9,577 |
| | | 105,209 |
| Total Health Care | | 177,922 |
| **INDUSTRIALS & BUSINESS SERVICES 8.3%** | | |
| **Aerospace & Defense 1.4%** | | |
| Boeing | 98,104 | 8,036 |
| General Dynamics | 60,000 | 3,928 |
| Honeywell International | 181,969 | 7,333 |
| Lockheed Martin | 138,878 | 9,963 |

| | | |
|---|---|---|
| Qinetiq (GBP) (2) | 245,000 | 801 |
| Rolls-Royce (GBP) (2) | 199,817 | 1,529 |
| United Technologies | 98,992 | 6,278 |
| | | 37,868 |
| **Air Freight & Logistics 0.3%** | | |
| UPS, Class B | 94,071 | 7,745 |
| | | 7,745 |
| **Airlines 0.1%** | | |
| Qantas Airways (AUD) | 220,317 | 484 |
| Southwest Airlines | 156,100 | 2,555 |
| | | 3,039 |
| **Building Products 0.1%** | | |
| Masco | 102,091 | 3,026 |
| Nichias (JPY) | 136,000 | 926 |
| | | 3,952 |
| **Commercial Services & Supplies 0.3%** | | |
| Downer EDI (AUD) | 199,763 | 1,103 |
| Waste Management | 180,333 | 6,471 |
| | | 7,574 |
| **Construction & Engineering 0.3%** | | |
| Acciona (EUR) (1) | 42,489 | 6,594 |
| JGC (JPY) (1) | 89,000 | 1,530 |
| | | 8,124 |
| **Electrical Equipment 0.1%** | | |
| Sumitomo Electric Industries (JPY) | 102,700 | 1,503 |
| | | 1,503 |
| **Industrial Conglomerates 2.7%** | | |
| DCC (EUR) | 170,359 | 4,093 |
| GE | 1,576,171 | 51,950 |
| Hutchison Whampoa (HKD) | 118,000 | 1,076 |

| | | |
|---|---|---|
| Macquarie Infrastructure, Equity Units (AUD) (1) | 291,440 | 727 |
| | | 1,633 |
| Total Industrials & Business Services | | 216,944 |

## INFORMATION TECHNOLOGY 7.0%

| | | |
|---|---|---|
| **Communications Equipment 1.1%** | | |
| Cisco Systems (2) | 433,375 | 8,464 |
| Juniper Networks (2) | 200,000 | 3,198 |
| Motorola | 284,971 | 5,742 |
| Nokia (EUR) | 297,859 | 6,075 |
| Nokia ADR | 55,100 | 1,116 |
| QUALCOMM | 89,995 | 3,606 |
| Uniden (JPY) (1) | 38,000 | 420 |
| | | 28,621 |
| **Computers & Peripherals 1.2%** | | |
| Acer (TWD) | 141,000 | 248 |
| Dell (2) | 385,760 | 9,416 |
| Hewlett-Packard | 302,521 | 9,584 |
| Hitachi Maxell (JPY) | 75,500 | 1,040 |
| IBM | 147,404 | 11,324 |
| | | 31,612 |
| **Electronic Equipment & Instruments 0.3%** | | |
| Flextronics (2) | 184,057 | 1,955 |
| Hamamatsu Photonics (JPY) (1) | 47,600 | 1,642 |
| HOYA (JPY) | 36,100 | 1,283 |
| Jabil Circuit | 124,552 | 3,188 |
| | | 8,068 |
| **Internet Software & Services 0.2%** | | |
| IAC/InterActiveCorp (1)(2) | 60,331 | 1,598 |
| VeriSign (2) | 132,943 | 3,081 |
| | | 4,679 |

| | | |
|---|---|---|
| TomTom (EUR) (1)(2) | 44,544 | 1,731 |
| | | 51,035 |
| Total Information Technology | | 182,385 |

**MATERIALS 3.7%**

**Chemicals 0.9%**

| | | |
|---|---|---|
| Asahi Kasei (JPY) | 122,000 | 796 |
| BASF (EUR) | 29,107 | 2,335 |
| Chemtura | 55,580 | 519 |
| Dow Chemical | 91,111 | 3,556 |
| DuPont | 147,018 | 6,116 |
| Mitsubishi Gas Chemical (JPY) | 146,000 | 1,673 |
| Potash Corp. of Saskatchewan | 95,732 | 8,230 |
| Sumitomo Bakelite (JPY) (1) | 81,000 | 759 |
| Wacker Chemical (EUR) (2) | 7,200 | 764 |
| | | 24,748 |

**Construction Materials 0.1%**

| | | |
|---|---|---|
| Cemex (MXN) | 291,500 | 1,670 |
| Holcim (CHF) | 21,587 | 1,651 |
| | | 3,321 |

**Metals & Mining 2.3%**

| | | |
|---|---|---|
| Alcoa | 171,800 | 5,559 |
| Anglo American (GBP) | 105,074 | 4,309 |
| BlueScope Steel (AUD) (1) | 567,324 | 3,348 |
| Corus (GBP) | 343,137 | 2,896 |
| Inco (1) | 204,735 | 13,492 |
| Newmont Mining | 61,412 | 3,250 |
| Nippon Steel (JPY) | 1,163,000 | 4,398 |
| Nucor | 120,000 | 6,510 |
| Phelps Dodge | 66,000 | 5,423 |
| Rio Tinto (AUD) | 44,750 | 2,584 |
| SSAB Svenskt Stal, Series A (SEK) | 283,528 | 5,639 |

| | | |
|---|---|---|
| ThyssenKrupp (EUR) | 42,318 | 1,448 |
| | | 58,856 |
| **Paper & Forest Products 0.4%** | | |
| International Paper | 253,670 | 8,193 |
| MeadWestvaco | 30,000 | 838 |
| Weyerhaeuser | 12,700 | 791 |
| | | 9,822 |
| Total Materials | | 96,747 |
| **TELECOMMUNICATION SERVICES 2.6%** | | |
| **Diversified Telecommunication Services 1.5%** | | |
| AT&T | 258,362 | 7,206 |
| Embarq (2) | 11,686 | 479 |
| Telefonica (EUR) | 196,002 | 3,261 |
| Telenor ASA (NOK) | 163,500 | 1,976 |
| TeliaSonera (SEK) | 405,500 | 2,299 |
| Telus (CAD) | 120,800 | 4,987 |
| Telus (Non-voting shares) | 143,336 | 5,788 |
| Verizon Communications | 364,889 | 12,220 |
| | | 38,216 |
| **Wireless Telecommunication Services 1.1%** | | |
| Alltel | 141,137 | 9,009 |
| America Movil ADR, Series L | 68,000 | 2,262 |
| Bouygues (EUR) (1) | 67,611 | 3,473 |
| KDDI (JPY) | 390 | 2,394 |
| Sprint Nextel | 233,738 | 4,672 |
| Starhub (SGD) | 1,212,000 | 1,745 |
| Vodafone (GBP) | 225,607 | 481 |
| Vodafone ADR | 239,700 | 5,106 |
| | | 29,142 |
| Total Telecommunication Services | | 67,358 |

## PREFERRED STOCKS 0.1%

## CONSUMER DISCRETIONARY 0.1%

**Media 0.1%**

| | | |
|---|---|---|
| ProSieben Sat Media (EUR) (2) | 48,702 | 1,215 |
| Total Preferred Stocks (Cost $1,152) | | 1,215 |

## CORPORATE BONDS 10.7%

| | | |
|---|---|---|
| Abbey National, 7.95%, 10/26/29 | 1,000,000 | 1,196 |
| Alcan Aluminum, 5.00%, 6/1/15 | 700,000 | 645 |
| AMBAC Financial, 5.95%, 12/5/35 | 1,000,000 | 928 |
| America Movil, 5.50%, 3/1/14 | 1,545,000 | 1,419 |
| America Movil, 6.375%, 3/1/35 | 1,000,000 | 860 |
| American Electric Power, 5.375%, 3/15/10 | 1,180,000 | 1,161 |
| American General Finance, 5.40%, 12/1/15 | 1,000,000 | 948 |
| Ameriprise Financial, 5.35%, 11/15/10 | 425,000 | 417 |
| Amgen, 4.00%, 11/18/09 | 410,000 | 389 |
| Arden Realty, 5.25%, 3/1/15 | 225,000 | 215 |
| Associates Corporation of North America, 6.95%, 11/1/18 | 100,000 | 107 |
| AT&T, 6.45%, 6/15/34 | 1,000,000 | 955 |
| AT&T Broadband, 8.375%, 3/15/13 | 5,400,000 | 5,996 |
| AT&T Wireless, 7.875%, 3/1/11 | 1,000,000 | 1,078 |
| Baker Hughes, 6.25%, 1/15/09 | 1,000,000 | 1,013 |
| Bank of America, 4.875%, 9/15/12 | 500,000 | 476 |
| Bank of America, 5.25%, 2/1/07 | 100,000 | 100 |
| Bank of America, 6.25%, 4/15/12 | 1,500,000 | 1,535 |
| Bank of Boston Capital Trust, 8.25%, 12/15/26 | 1,000,000 | 1,048 |
| BankAmerica, 6.625%, 8/1/07 | 3,000,000 | 3,030 |
| BB&T, 4.75%, 10/1/12 | 935,000 | 886 |
| Bear Stearns, 3.25%, 3/25/09 | 1,500,000 | 1,410 |

| | | |
|---|---|---|
| Bear Stearns, 4.00%, 1/31/08 | 750,000 | 732 |
| Bell Atlantic Maryland, 8.00%, 10/15/29 | 100,000 | 105 |
| BHP Billiton Financial, 5.00%, 12/15/10 | 1,000,000 | 971 |
| BHP Finance, 4.80%, 4/15/13 | 255,000 | 240 |
| BNP Paribas (NY), 6.875%, 3/1/09 | 1,000,000 | 1,031 |
| Boardwalk Pipelines, 5.50%, 2/1/17 | 1,380,000 | 1,300 |
| Boeing, 8.75%, 8/15/21 | 500,000 | 632 |
| Boeing Capital, 6.10%, 3/1/11 | 1,000,000 | 1,015 |
| Boston Properties, 5.00%, 6/1/15 | 100,000 | 92 |
| Bottling Group, 4.625%, 11/15/12 | 450,000 | 422 |
| Bristol-Myers Squibb, 5.75%, 10/1/11 | 1,000,000 | 998 |
| British Sky Broadcasting, 8.20%, 7/15/09 | 1,000,000 | 1,062 |
| British Telecommunications, 8.375%, 12/15/10 (4) | 1,000,000 | 1,097 |
| Bunge Limited Finance, 5.10%, 7/15/15 | 1,145,000 | 1,032 |
| Burlington Northern Railroad, ETC, 7.33%, 6/23/10 | 323,238 | 333 |
| Canadian National Railway, 4.25%, 8/1/09 | 500,000 | 480 |
| Canadian Natural Resources, 6.45%, 6/30/33 | 500,000 | 498 |
| Capital One Bank, 6.50%, 6/13/13 | 1,475,000 | 1,512 |
| Caterpillar Financial Services, 3.10%, 5/15/07 | 500,000 | 489 |
| Caterpillar Financial Services, 4.50%, 9/1/08 | 750,000 | 732 |
| Caterpillar Financial Services, 5.05%, 12/1/10 | 1,000,000 | 977 |
| Centerpoint Energy Houston, 5.70%, 3/15/13 | 1,000,000 | 984 |
| Chevron Phillips Chemical, 5.375%, 6/15/07 | 560,000 | 558 |
| Cisco Systems, 5.50%, 2/22/16 | 1,000,000 | 961 |
| CIT Group, 4.00%, 5/8/08 | 100,000 | 97 |
| CIT Group, 5.00%, 2/1/15 | 2,500,000 | 2,316 |
| CIT Group, 5.40%, 1/30/16 | 985,000 | 931 |
| Citigroup, 5.00%, 9/15/14 | 1,534,000 | 1,433 |
| Citigroup, 6.50%, 1/18/11 | 2,250,000 | 2,323 |
| Citigroup, 6.625%, 6/15/32 | 3,000,000 | 3,080 |

| | | |
|---|---|---|
| Clorox, 4.20%, 1/15/10 | 600,000 | 572 |
| Coca-Cola Bottling, 5.00%, 6/15/16 | 5,000,000 | 4,500 |
| Consolidated Edison, 5.375%, 12/15/15 | 1,625,000 | 1,567 |
| Consolidated Natural Gas, 5.00%, 3/1/14 | 1,500,000 | 1,389 |
| Coors Brewing, 6.375%, 5/15/12 | 800,000 | 814 |
| Countrywide Financial, 6.25%, 5/15/16 | 1,500,000 | 1,472 |
| Cox Communications, 7.125%, 10/1/12 | 1,850,000 | 1,906 |
| Credit Suisse First Boston (USA), 6.125%, 11/15/11 | 1,800,000 | 1,829 |
| Credit Suisse First Boston (USA), 6.50%, 1/15/12 | 1,175,000 | 1,210 |
| Credit Suisse First Boston (USA), 7.125%, 7/15/32 | 1,250,000 | 1,365 |
| CRH America, 6.40%, 10/15/33 | 750,000 | 729 |
| CVS, 4.00%, 9/15/09 | 500,000 | 473 |
| D.R. Horton, 6.50%, 4/15/16 | 1,650,000 | 1,576 |
| DaimlerChrysler, 4.05%, 6/4/08 | 100,000 | 97 |
| DaimlerChrysler, 6.50%, 11/15/13 | 2,000,000 | 1,999 |
| DaimlerChrysler, 7.20%, 9/1/09 | 1,000,000 | 1,031 |
| Developers Diversified Realty, 4.625%, 8/1/10 | 1,000,000 | 953 |
| Devon Financing, 6.875%, 9/30/11 | 1,000,000 | 1,041 |
| Dow Chemical, 5.97%, 1/15/09 | 740,000 | 745 |
| Duke Capital, 7.50%, 10/1/09 | 1,000,000 | 1,050 |
| Eksportfinans, 4.75%, 12/15/08 | 1,500,000 | 1,477 |
| Emerson Electric, 4.50%, 5/1/13 | 1,480,000 | 1,366 |
| Enbridge, 4.90%, 3/1/15 | 500,000 | 464 |
| Energy East, 6.75%, 9/15/33 | 1,000,000 | 1,006 |
| Enron Oil & Gas, 6.50%, 12/1/07 | 4,000,000 | 4,029 |
| EOP Operating, 6.80%, 1/15/09 | 1,350,000 | 1,379 |
| Erac USA Finance, 8.00%, 1/15/11 (3) | 2,500,000 | 2,690 |
| ERP Operating, 6.95%, 3/2/11 | 710,000 | 738 |
| Exelon Generation, 6.95%, 6/15/11 | 2,075,000 | 2,159 |
| Federal Express, 9.95%, 8/15/06 | 500,000 | 502 |

| | | |
|---|---|---|
| Florida Power & Light, 5.95%, 10/1/33 | 400,000 | 384 |
| Florida Power & Light, 6.20%, 6/1/36 (3) | 500,000 | 496 |
| Food Lion, 8.05%, 4/15/27 | 1,900,000 | 1,863 |
| Fortune Brands, 5.125%, 1/15/11 | 605,000 | 579 |
| FPL Group Capital, 7.625%, 9/15/06 | 100,000 | 100 |
| France Telecom, 7.75%, 3/1/11 (4)(5) | 1,590,000 | 1,710 |
| GE, 5.00%, 2/1/13 | 850,000 | 814 |
| GE Capital, 3.125%, 4/1/09 | 6,000,000 | 5,630 |
| GE Capital, 5.45%, 1/15/13 | 3,250,000 | 3,190 |
| GE Global Insurance, 7.75%, 6/15/30 | 100,000 | 113 |
| Genentech, 4.40%, 7/15/10 | 180,000 | 172 |
| Georgia Power, 5.25%, 12/15/15 | 2,000,000 | 1,919 |
| Golden West Financial, 4.125%, 8/15/07 | 100,000 | 98 |
| Goldman Sachs, 5.15%, 1/15/14 | 1,200,000 | 1,135 |
| Goldman Sachs, 6.60%, 1/15/12 | 4,000,000 | 4,118 |
| Goldman Sachs Capital I, 6.345%, 2/15/34 | 900,000 | 842 |
| Halliburton, 5.50%, 10/15/10 | 1,000,000 | 990 |
| Harrah's Operating, 5.50%, 7/1/10 | 1,250,000 | 1,219 |
| Hartford Life Global Funding Trust, 5.20%, 2/15/11 | 925,000 | 903 |
| Hewlett Packard, 5.50%, 7/1/07 | 1,000,000 | 998 |
| Home Depot, 5.40%, 3/1/16 | 1,025,000 | 981 |
| Honeywell, 6.125%, 11/1/11 | 800,000 | 813 |
| Hospira, 4.95%, 6/15/09 | 750,000 | 730 |
| Household Finance, 6.375%, 10/15/11 | 3,200,000 | 3,267 |
| HSBC Bank, 3.875%, 9/15/09 | 100,000 | 95 |
| HSBC Bank, 5.875%, 11/1/34 | 1,950,000 | 1,767 |
| HSBC Holdings, 5.25%, 12/12/12 | 2,250,000 | 2,176 |
| Hutchison Whampoa, 6.50%, 2/13/13 (3) | 1,100,000 | 1,112 |
| Hydro Quebec, 8.40%, 1/15/22 | 200,000 | 253 |
| IBM, 3.80%, 2/1/08 | 625,000 | 608 |

| | | |
|---|---|---|
| IBM, 5.875%, 11/29/32 | 1,500,000 | 1,433 |
| IBM, 6.45%, 8/1/07 | 500,000 | 505 |
| IBM, 6.50%, 1/15/28 | 100,000 | 103 |
| ING Capital Funding Trust III, 8.439%, 12/31/49 | 1,000,000 | 1,095 |
| International Lease Finance, 4.875%, 9/1/10 | 2,500,000 | 2,417 |
| iStar Financial, 6.05%, 4/15/15 | 500,000 | 487 |
| JC Penney, 8.00%, 3/1/10 | 800,000 | 853 |
| Jefferies Group, 6.25%, 1/15/36 | 250,000 | 226 |
| Jefferson-Pilot Capital Trust, 8.14%, 1/15/46 (3) | 1,500,000 | 1,570 |
| John Deere Capital, 4.375%, 3/14/08 | 1,000,000 | 980 |
| John Deere Capital, 4.625%, 4/15/09 | 1,000,000 | 973 |
| JPMorgan Chase, 4.875%, 3/15/14 | 3,800,000 | 3,530 |
| JPMorgan Chase, 5.75%, 1/2/13 | 1,200,000 | 1,190 |
| JPMorgan Chase, 6.75%, 2/1/11 | 2,500,000 | 2,597 |
| Kimberly-Clark, 6.375%, 1/1/28 | 5,000,000 | 5,285 |
| Kinder Morgan, 7.25%, 3/1/28 | 100,000 | 90 |
| Kinder Morgan Finance, 5.70%, 1/5/16 | 1,000,000 | 866 |
| Kraft Foods, 5.625%, 11/1/11 | 1,000,000 | 984 |
| Kroger, 8.05%, 2/1/10 | 2,500,000 | 2,654 |
| Lehman Brothers, 3.95%, 11/10/09 | 1,000,000 | 948 |
| Lehman Brothers, 4.80%, 3/13/14 | 1,525,000 | 1,419 |
| Lennar, 5.60%, 5/31/15 | 500,000 | 456 |
| Lockheed Martin, 7.65%, 5/1/16 | 1,000,000 | 1,122 |
| Lowes Companies, 5.00%, 10/15/15 | 1,000,000 | 941 |
| Lubrizol, 5.50%, 10/1/14 | 1,000,000 | 942 |
| M & I Marshall & Ilsley Bank, 4.85%, 6/16/15 | 1,000,000 | 924 |
| Manufacturers & Traders Trust, 5.585%, 12/28/20 | 1,834,000 | 1,759 |
| May Department Stores, 5.75%, 7/15/14 | 1,500,000 | 1,452 |
| Mcdonnell Douglas, 6.875%, 11/1/06 | 100,000 | 100 |
| Medtronic, 4.375%, 9/15/10 | 550,000 | 524 |

| | | |
|---|---|---|
| Mellon Funding, 5.00%, 12/1/14 | 1,000,000 | 944 |
| Merrill Lynch, 4.125%, 1/15/09 | 500,000 | 482 |
| Merrill Lynch, 5.00%, 1/15/15 | 1,500,000 | 1,393 |
| Merrill Lynch, 6.50%, 7/15/18 | 1,000,000 | 1,027 |
| Merrill Lynch, 6.75%, 6/1/28 | 1,700,000 | 1,773 |
| MidAmerican Energy, 6.125%, 4/1/36 (3) | 820,000 | 765 |
| Morgan Stanley, 6.75%, 4/15/11 | 100,000 | 104 |
| Motorola, 8.00%, 11/1/11 | 350,000 | 384 |
| National Rural Utilities, 7.25%, 3/1/12 | 1,600,000 | 1,712 |
| New England Telephone & Telegraph, 7.875%, 11/15/29 | 100,000 | 104 |
| Newmont Mining, 5.875%, 4/1/35 | 350,000 | 315 |
| News America, 6.20%, 12/15/34 | 1,000,000 | 898 |
| News America Holdings, 9.25%, 2/1/13 | 1,090,000 | 1,262 |
| Noram Energy, 6.50%, 2/1/08 | 521,000 | 525 |
| Norfolk Southern, 5.257%, 9/17/14 | 750,000 | 719 |
| Norfolk Southern, 5.64%, 5/17/29 | 481,000 | 442 |
| Norfolk Southern, 7.80%, 5/15/27 | 19,000 | 22 |
| Northrop Grumman, 7.125%, 2/15/11 | 750,000 | 790 |
| Northrop Grumman, 7.875%, 3/1/26 | 500,000 | 585 |
| NYNEX, 9.55%, 5/1/10 | 326,928 | 349 |
| Oracle, 5.00%, 1/15/11 | 1,300,000 | 1,257 |
| Pacific Gas & Electric, 3.60%, 3/1/09 | 500,000 | 475 |
| Pacific Gas & Electric, 4.80%, 3/1/14 | 1,000,000 | 933 |
| Panhandle Eastern Pipeline, 4.80%, 8/15/08 | 335,000 | 327 |
| Pemex Project Funding Master Trust, 6.625%, 6/15/35 (3) | 875,000 | 792 |
| Pemex Project Funding Master Trust, 7.375%, 12/15/14 | 2,500,000 | 2,569 |
| Pemex Project Funding Master Trust, 9.125%, 10/13/10 | 100,000 | 109 |
| PepsiCo, 5.75%, 1/15/08 | 1,000,000 | 1,003 |
| Petro Canada, 5.95%, 5/15/35 | 1,000,000 | 906 |
| Petrobras International, 9.875%, 5/9/08 | 750,000 | 799 |

| | | |
|---|---|---|
| Pfizer, 4.65%, 3/1/18 | 740,000 | 664 |
| Pharmacia, 5.875%, 12/1/08 (5) | 100,000 | 101 |
| Phillips Petroleum, 7.00%, 3/30/29 | 4,000,000 | 4,396 |
| PNC Funding, 5.125%, 12/14/10 | 1,075,000 | 1,050 |
| PNC Funding, 5.25%, 11/15/15 | 1,000,000 | 944 |
| PPL Energy Supply, 6.40%, 11/1/11 | 940,000 | 954 |
| Procter & Gamble, 4.85%, 12/15/15 | 500,000 | 468 |
| Procter & Gamble, 4.95%, 8/15/14 | 1,625,000 | 1,544 |
| Progress Energy, 7.10%, 3/1/11 | 1,200,000 | 1,250 |
| Prudential Financial, 5.40%, 6/13/35 | 1,000,000 | 860 |
| Public Service Company of Colorado, 7.875%, 10/1/12 | 940,000 | 1,037 |
| Pulte Homes, 5.20%, 2/15/15 | 750,000 | 667 |
| Raytheon, 6.55%, 3/15/10 | 200,000 | 205 |
| Reckson Operating, 6.00%, 3/31/16 | 500,000 | 484 |
| Residential Capital, 6.50%, 4/17/13 | 1,200,000 | 1,175 |
| Royal Bank of Canada, 3.875%, 5/4/09 | 350,000 | 335 |
| Royal Bank of Scotland, 4.70%, 7/3/18 | 1,000,000 | 891 |
| Royal Bank of Scotland, 5.00%, 10/1/14 | 1,000,000 | 940 |
| Safeco, 4.875%, 2/1/10 | 750,000 | 725 |
| Safeway, 7.50%, 9/15/09 | 100,000 | 104 |
| SBC Communications, 5.10%, 9/15/14 | 4,100,000 | 3,810 |
| SBC Communications, 6.25%, 3/15/11 | 1,100,000 | 1,109 |
| Simon Property Group, 6.35%, 8/28/12 | 1,000,000 | 1,019 |
| SLM, 4.00%, 1/15/09 | 1,000,000 | 961 |
| SLM, 5.625%, 8/1/33 | 1,500,000 | 1,364 |
| Southern California Edison, 4.65%, 4/1/15 | 500,000 | 455 |
| Southern California Edison, 6.00%, 1/15/34 | 1,000,000 | 959 |
| Southern California Gas, 5.75%, 11/15/35 | 680,000 | 642 |
| Southwest Airlines, 6.50%, 3/1/12 | 1,750,000 | 1,783 |
| Sovereign Bancorp, 4.80%, 9/1/10 (3) | 750,000 | 715 |

| | | |
|---|---|---|
| Sprint Capital, 6.875%, 11/15/28 | 1,600,000 | 1,602 |
| Sprint Capital, 6.90%, 5/1/19 | 2,600,000 | 2,691 |
| State Street, 7.65%, 6/15/10 | 1,000,000 | 1,069 |
| Sumitomo Mitsui Bank, 8.00%, 6/15/12 | 2,100,000 | 2,315 |
| Sunoco, 4.875%, 10/15/14 | 750,000 | 688 |
| Suntrust Banks, 7.75%, 5/1/10 | 1,600,000 | 1,706 |
| Synovus Financial, 4.875%, 2/15/13 | 390,000 | 365 |
| Target, 5.375%, 6/15/09 | 2,000,000 | 1,992 |
| Telecom Italia Capital, 5.25%, 11/15/13 | 2,000,000 | 1,851 |
| Telefonos de Mexico, 4.75%, 1/27/10 | 415,000 | 396 |
| Telefonos de Mexico, 5.50%, 1/27/15 | 1,000,000 | 911 |
| Telus, 7.50%, 6/1/07 | 400,000 | 406 |
| Telus, 8.00%, 6/1/11 | 600,000 | 650 |
| THOMSON Multimedia, 6.20%, 1/5/12 | 1,400,000 | 1,415 |
| Time Warner, 6.875%, 6/15/18 | 1,000,000 | 1,012 |
| Time Warner, 7.48%, 1/15/08 | 1,600,000 | 1,637 |
| Transocean, 7.50%, 4/15/31 | 900,000 | 1,019 |
| U.S. Bancorp, 4.50%, 7/29/10 | 1,450,000 | 1,389 |
| U.S. Bancorp, 6.875%, 9/15/07 | 200,000 | 203 |
| Unilever Capital, 7.125%, 11/1/10 | 430,000 | 452 |
| Union Pacific, 6.50%, 4/15/12 | 2,000,000 | 2,059 |
| UnitedHealth, 3.75%, 2/10/09 | 1,000,000 | 953 |
| United Technologies, 5.40%, 5/1/35 | 340,000 | 306 |
| Verizon Communications, 5.555%, 2/15/16 | 2,100,000 | 1,976 |
| Verizon Global Funding, 6.875%, 6/15/12 | 130,000 | 135 |
| Verizon Global Funding, 7.75%, 12/1/30 | 2,500,000 | 2,674 |
| Viacom, 5.75%, 4/30/11 (3) | 550,000 | 540 |
| Virginia Electric & Power, 4.75%, 3/1/13 | 100,000 | 93 |
| Virginia Electric & Power, 6.00%, 1/15/36 | 875,000 | 807 |
| Vodafone Group, 5.375%, 1/30/15 | 600,000 | 564 |

## NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 0.7%

| | | |
|---|---|---|
| Bank of America Mortgage Securities<br>Series 2004-I, Class 3A2, CMO<br>4.917%, 10/25/34 (4) | 743,518 | 722 |
| DLJ Commercial Mortgage<br>Series 1999-CG2, Class A1B, CMO<br>7.30%, 6/10/32 | 2,850,000 | 2,952 |
| GMAC Commercial Mortgage Securities<br>Series 2001-C2, Class A2, CMO<br>6.70%, 4/15/34 | 4,200,000 | 4,345 |
| Greenwich Capital Commercial Funding<br>Series 2004-GG1A, Class A2, CMO<br>3.835%, 6/10/36 | 1,236,373 | 1,204 |
| JPMorgan Chase Commercial Mortgage Securities<br>Series 2001-CIBC, Class A3, CMO<br>6.26%, 3/15/33 | 2,325,000 | 2,359 |
| LB-UBS Commercial Mortgage Trust<br>Series 2004-C2, Class A2, CMO<br>3.246%, 3/15/29 | 2,625,000 | 2,466 |
| Morgan Stanley Dean Witter Capital<br>Series 2002-TOP7, Class A2, CMO<br>5.98%, 1/15/39 | 2,800,000 | 2,807 |
| Total Non-U.S. Government Mortgage-Backed Securities (Cost $17,903) | | 16,855 |

## U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 2.8%

**U.S. Government Agency Obligations 2.2% (9)**

| | | |
|---|---|---|
| Federal Home Loan Mortgage | | |
| 4.50%, 9/1/35 | 5,219,879 | 4,737 |
| 5.50%, 3/1/18 - 12/1/18 | 2,073,507 | 2,039 |
| 6.00%, 9/1/17 - 12/1/33 | 770,212 | 762 |
| 6.50%, 11/1/09 - 8/1/32 | 323,091 | 326 |
| 7.00%, 6/1/32 | 418,157 | 428 |
| Federal Home Loan Mortgage, CMO | | |
| 3.50%, 4/15/17 | 63,728 | 63 |

| | | |
|---|---|---|
| 6.00%, 12/15/08 | 62,671 | 63 |
| Federal National Mortgage Assn. | | |
| 4.00%, 5/1/19 | 291,908 | 270 |
| 4.50%, 5/1/18 - 9/1/34 | 19,823,875 | 18,482 |
| 5.00%, 4/1/18 - 7/1/35 | 547,556 | 522 |
| 5.50%, 1/1/17 - 1/1/36 | 13,784,721 | 13,326 |
| 6.00%, 8/1/14 - 11/1/34 | 13,673,370 | 13,490 |
| 6.50%, 5/1/14 - 12/1/32 | 968,377 | 980 |
| 7.00%, 9/1/25 - 4/1/32 | 408,695 | 420 |
| 7.50%, 9/1/26 | 4,618 | 5 |
| 8.00%, 8/1/24 - 7/1/26 | 27,723 | 29 |
| Federal National Mortgage Assn., CMO | | |
| 6.00%, 10/25/08 | 1,576,385 | 1,577 |
| Vendee Mortgage Trust, CMO, 9.614%, 3/15/25 (4) | 129,005 | 136 |
| | | 57,655 |

**U.S. Government Obligations 0.6%**

| | | |
|---|---|---|
| Government National Mortgage Assn. | | |
| 5.00%, 9/20/33 | 1,975,167 | 1,869 |
| 5.50%, 2/20/34 - 8/15/35 | 3,065,486 | 2,966 |
| 6.00%, 11/15/08 - 1/20/35 | 3,050,529 | 3,026 |
| 6.50%, 9/15/08 - 4/15/29 | 856,420 | 872 |
| 7.00%, 12/15/23 - 3/15/31 | 816,717 | 845 |
| 7.50%, 9/15/22 - 1/15/27 | 460,450 | 481 |
| 8.00%, 11/15/17 - 11/15/25 | 360,603 | 380 |
| 8.50%, 6/15/08 - 6/20/26 | 263,043 | 279 |
| 9.00%, 2/15/20 - 6/20/20 | 83,739 | 90 |
| 9.50%, 8/15/09 - 8/20/22 | 61,855 | 66 |
| 10.00%, 11/15/09 - 1/20/22 | 4,227 | 5 |
| 11.00%, 3/15/10 - 1/15/16 | 98,946 | 106 |
| 11.50%, 3/15/10 - 3/15/16 | 131,682 | 143 |

| | | |
|---|---|---|
| Government National Mortgage Assn., ARM | | |
| 4.75%, 8/20/23 | 10,139 | 10 |
| Government National Mortgage Assn., CMO | | |
| 5.50%, 5/20/31 | 5,000,000 | 4,857 |
| | | 15,995 |
| Total U.S. Government & Agency Mortgage-Backed Securities (Cost $76,302) | | 73,650 |

## U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 15.0%

**U.S. Government Agency Obligations 4.7% (9)**

| | | |
|---|---|---|
| Federal Farm Credit Banks, 5.75%, 1/18/11 | 1,930,000 | 1,951 |
| Federal Home Loan Bank, 2.625%, 7/15/08 | 4,000,000 | 3,788 |
| Federal Home Loan Bank, 3.25%, 12/17/07 (1) | 10,000,000 | 9,696 |
| Federal Home Loan Bank, 5.25%, 6/18/14 (1) | 7,000,000 | 6,896 |
| Federal Home Loan Bank, 5.60%, 6/28/11 | 6,375,000 | 6,399 |
| Federal Home Loan Mortgage, 2.875%, 5/15/07 | 5,000,000 | 4,890 |
| Federal Home Loan Mortgage, 4.00%, 8/17/07 (1) | 8,000,000 | 7,872 |
| Federal Home Loan Mortgage, 4.125%, 10/18/10 (1) | 5,000,000 | 4,743 |
| Federal Home Loan Mortgage, 4.50%, 1/15/14 (1) | 310,000 | 291 |
| Federal Home Loan Mortgage, 4.50%, 1/15/15 (1) | 4,000,000 | 3,740 |
| Federal Home Loan Mortgage, 4.625%, 2/21/08 (1) | 150,000 | 148 |
| Federal Home Loan Mortgage, 5.75%, 1/15/12 (1) | 582,000 | 589 |
| Federal Home Loan Mortgage, 6.625%, 9/15/09 (1) | 22,500,000 | 23,249 |
| Federal National Mortgage Assn., 3.25%, 11/15/07 (1) | 175,000 | 170 |
| Federal National Mortgage Assn., 5.00%, 1/15/07 (1) | 50,000 | 50 |
| Federal National Mortgage Assn., 5.25%, 8/1/12 (1) | 3,310,000 | 3,234 |
| Federal National Mortgage Assn., 6.00%, 5/15/08 (1) | 17,500,000 | 17,668 |
| Federal National Mortgage Assn., 6.375%, 6/15/09 (1) | 13,200,000 | 13,527 |
| Federal National Mortgage Assn., 6.47%, 9/25/12 | 3,000,000 | 3,144 |
| Federal National Mortgage Assn., 6.625%, 9/15/09 (1) | 7,500,000 | 7,749 |

| | | |
|---|---|---|
| Tennessee Valley Auth., 6.25%, 12/15/17 | 1,975,000 | 2,061 |
| | | 121,855 |
| **U.S. Treasury Obligations 10.3%** | | |
| U.S. Treasury Bonds, 6.25%, 8/15/23 (1) | 21,475,000 | 23,673 |
| U.S. Treasury Bonds, 6.25%, 5/15/30 (1) | 2,125,000 | 2,406 |
| U.S. Treasury Bonds, 6.50%, 11/15/26 (1) | 16,000,000 | 18,348 |
| U.S. Treasury Bonds, 7.125%, 2/15/23 (1) | 6,650,000 | 7,953 |
| U.S. Treasury Bonds, 7.25%, 5/15/16 (1) | 9,000,000 | 10,419 |
| U.S. Treasury Bonds, 8.125%, 8/15/19 (1) | 20,700,000 | 26,192 |
| U.S. Treasury Bonds, 8.75%, 5/15/20 (1) | 1,000,000 | 1,335 |
| U.S. Treasury Bonds, 9.25%, 2/15/16 (1) | 3,000,000 | 3,915 |
| U.S. Treasury Notes, 3.00%, 11/15/07 (1) | 14,700,000 | 14,268 |
| U.S. Treasury Notes, 3.00%, 2/15/09 (1) | 10,000,000 | 9,478 |
| U.S. Treasury Notes, 3.375%, 2/15/08 (1) | 31,000,000 | 30,128 |
| U.S. Treasury Notes, 3.75%, 5/15/08 (1) | 48,000,000 | 46,785 |
| U.S. Treasury Notes, 4.00%, 3/15/10 (1) | 16,125,000 | 15,525 |
| U.S. Treasury Notes, 4.00%, 4/15/10 (1) | 550,000 | 529 |
| U.S. Treasury Notes, 4.00%, 2/15/15 (1) | 20,850,000 | 19,205 |
| U.S. Treasury Notes, 4.25%, 8/15/14 (1) | 1,850,000 | 1,742 |
| U.S. Treasury Notes, 4.25%, 11/15/14 (1) | 9,000,000 | 8,461 |
| U.S. Treasury Notes, 4.25%, 8/15/15 (1) | 1,000,000 | 935 |
| U.S. Treasury Notes, 4.375%, 11/15/08 (1) | 15,000,000 | 14,742 |
| U.S. Treasury Notes, 4.75%, 11/15/08 (1) | 13,119,000 | 13,002 |
| U.S. Treasury Notes, 5.00%, 8/15/11 (1) | 1,035,000 | 1,032 |
| | | 270,073 |
| Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $400,742) | | 391,928 |

## FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.3%

| | | |
|---|---|---|
| Asian Development Bank, 4.875%, 2/5/07 | 200,000 | 199 |
| Asian Development Bank, 6.64%, 5/27/14 | 1,000,000 | 1,073 |
| Canada Mortgage & Housing, 2.95%, 6/2/08 | 1,500,000 | 1,434 |
| Canada Mortgage & Housing, 4.80%, 10/1/10 (1) | 1,500,000 | 1,461 |
| European Investment Bank, 2.70%, 4/20/07 | 500,000 | 490 |
| European Investment Bank, 3.375%, 3/16/09 | 2,600,000 | 2,472 |
| European Investment Bank, 3.375%, 6/12/13 | 1,000,000 | 882 |
| European Investment Bank, 4.125%, 9/15/10 | 750,000 | 714 |
| Export Import Bank of Korea, 5.25%, 2/10/14 (3) | 500,000 | 477 |
| Government of Malaysia, 7.50%, 7/15/11 | 420,000 | 445 |
| Hydro-Quebec, 7.50%, 4/1/16 | 1,000,000 | 1,125 |
| Inter-American Development Bank, 6.375%, 10/22/07 | 1,100,000 | 1,115 |
| International Bank For Reconstruction & Development 7.625%, 1/19/23 | 1,800,000 | 2,222 |
| Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09 | 1,500,000 | 1,419 |
| Kreditanstalt Fur Wiederaufbau, 4.25%, 6/15/10 | 2,000,000 | 1,919 |
| Province of Manitoba, 7.50%, 2/22/10 | 5,600,000 | 5,968 |
| Province of Ontario, 5.50%, 10/1/08 (1) | 2,850,000 | 2,853 |
| Republic of Chile, 5.50%, 1/15/13 (1) | 115,000 | 113 |
| Republic of Italy, 3.25%, 5/15/09 (1) | 1,000,000 | 944 |
| Republic of Italy, 3.75%, 12/14/07 | 3,000,000 | 2,934 |
| Republic of Italy, 4.50%, 1/21/15 | 330,000 | 305 |
| Republic of Italy, 5.375%, 6/15/33 | 330,000 | 307 |
| Republic of Korea, 8.875%, 4/15/08 (1) | 424,000 | 448 |
| Republic of South Africa, 6.50%, 6/2/14 (1) | 250,000 | 251 |
| United Mexican States, 7.50%, 1/14/12 (1) | 2,000,000 | 2,125 |
| Total Foreign Government Obligations & Municipalities (Cost $33,911) | | 33,695 |

The accompanying notes are an integral part of these financial statements.

Unaudited

## Statement of Assets and Liabilities

(In thousands except shares and per share amounts)

| | |
|---|---|
| **Assets** | |
| Investments in securities, at value | |
| Non-affiliated companies (cost $2,333,094) | $ 2,933,796 |
| Affiliated companies (cost $112,524) | 108,566 |
| Total investments in securities | 3,042,362 |
| Receivable for investment securities sold | 20,017 |
| Interest and dividends receivable | 13,180 |
| Receivable for shares sold | 2,884 |
| Foreign currency (cost $2) | 2 |
| Cash | 4 |
| Other assets | 8,417 |
| Total assets | 3,086,866 |
| **Liabilities** | |
| Obligation to return securities lending collateral | 448,549 |
| Payable for investment securities purchased | 19,412 |
| Payable for shares redeemed | 1,332 |
| Investment management fees payable | 938 |
| Due to affiliates | 350 |
| Other liabilities | 8,828 |
| Total liabilities | 479,409 |
| **NET ASSETS** | $ 2,607,457 |
| **Net Assets Consist of:** | |
| Undistributed net investment income | $ 1,540 |
| Undistributed net realized gain | 30,322 |
| Net unrealized gain | 596,745 |
| Paid-in capital applicable to 131,943,085 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares authorized | 1,978,850 |
| **NET ASSETS** | $ 2,607,457 |
| **NET ASSET VALUE PER SHARE** | $ 19.76 |

The accompanying notes are an integral part of these financial statements.

Unaudited

## Statement of Operations

($ 000s)

| | 6 Months Ended 6/30/06 |
|---|---|
| **Investment Income (Loss)** | |
| Income | |
| Dividend | $ 22,870 |
| Interest | 19,865 |
| Securities lending | 585 |
| Total income | 43,320 |
| Expenses | |
| Investment management | 5,937 |
| Shareholder servicing | 2,587 |
| Custody and accounting | 164 |
| Registration | 58 |
| Prospectus and shareholder reports | 55 |
| Proxy and annual meeting | 31 |
| Directors | 11 |
| Legal and audit | 8 |
| Miscellaneous | 6 |
| Reductions of fees and expenses | |
| Investment management fees waived | (200) |
| Total expenses | 8,657 |
| Expenses paid indirectly | (2) |
| Net expenses | 8,655 |
| Net investment income | 34,665 |
| **Realized and Unrealized Gain (Loss)** | |
| Net realized gain (loss) | |
| Securities | 29,862 |
| Foreign currency transactions | 17 |
| Net realized gain | 29,879 |
| Change in net unrealized gain (loss) | |
| Securities | 1,572 |
| Other assets and liabilities denominated in foreign currencies | 3 |
| Change in net unrealized gain | 1,575 |
| Net realized and unrealized gain | 31,454 |
| **INCREASE IN NET ASSETS FROM OPERATIONS** | $ 66,119 |

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $32,000 for the six months ended June 30, 2006. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

TBA Purchase Commitments During the six months ended June 30, 2006, the fund entered into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund’s lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2006, the value of loaned securities was $448,153,000; aggregate collateral consisted of $448,549,000 in money market pooled accounts and U.S. government securities valued at $11,700,000.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $195,963,000 and $152,083,000, respectively, for the six months ended June 30, 2006. Purchases and sales of U.S. government securities aggregated $203,083,000 and $194,515,000, respectively, for the six months ended June 30, 2006.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2006.

At June 30, 2006, the cost of investments for federal income tax purposes was $2,445,618,000. Net unrealized gain aggregated $596,745,000 at period-end, of which $671,207,000 related to appreciated investments and $74,462,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.29% for assets in excess of $160 billion. The fund’s group fee is determined by applying the group fee rate to the fund's average daily net assets. At June 30, 2006, the effective annual group fee rate was 0.31%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2006, expenses incurred pursuant to these service agreements were $54,000 for Price Associates, $396,000 for T. Rowe Price Services, Inc., and $1,677,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the six months ended June 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $390,000, and the value of shares of the T. Rowe Price Reserve Funds held at June 30, 2006, and December 31, 2005, was $24,613,000 and $938,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Balanced Fund does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. Accordingly, the management fee waiver reflected on the accompanying Statement of Operations includes $200,000 of management fees permanently waived pursuant to this agreement. During the six months ended June 30, 2006, purchases of the High Yield Fund were $11,334,000. For the six months then ended, net investment income was $3,153,000. At June 30, 2006, and December 31, 2005, the value of shares of the High Yield Fund held were $83,953,000 and $74,141,000, respectively.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 8, 2006, the fund’s Board of Directors unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that the use of soft dollars as a means of paying for third-party, non-broker research had been eliminated. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Under the Contract, the fund pays a fee to the Manager composed of two components—a group fee rate based on the aggregate assets of certain T. Rowe Price mutual funds (including the fund) that declines at certain asset levels, and an individual fund fee rate that is assessed on the assets of the fund. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was at or above the median for certain groups of comparable funds but below the median for other groups of comparable funds. The information also indicated that the fund’s expense ratio was below the median for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 18, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2006